..........................
                                                           OMB Approval
                                                      ..........................
                                                      OMB Number: 3235-0006
                                                      Expires:   August 31, 2012
                                                      Estimated average burden
                                                      hours per response 23.5
                                                      ..........................
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):         [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


  /s/ Yedi Wong          San Francisco, CA           November 12, 2010
 ------------------
      Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $781,998
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       13F Information Table
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
 -------                      --------         --------   --------         --------        --------     --------       --------
                                                          VALUE      SHRS or   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                --------------   -----      ------     -------   ---  ----   ----------   --------  ----  ------  ----
A H BELO CORP                 COM CL A         001282102   4,907     694,000   SH          SOLE         NONE     694,000
AGNICO EAGLE MINES LTD        COM              008474108   7,103     100,000   SH          SOLE         NONE     100,000
ANADARKO PETE CORP            COM              032511107  14,263     250,000   SH          SOLE         NONE     250,000
ANNTAYLOR STORES CORP         COM              036115103   9,108     450,000   SH          SOLE         NONE     450,000
BP PLC                        SPONSORED ADR    055622104   7,205     175,000   SH          SOLE         NONE     175,000
BARCLAYS BK PLC               IPATH S&P ST ETN 06740C527   3,458     200,000   SH          SOLE         NONE     200,000
BARCLAYS BK PLC               IPATH S&P ST ETN 06740C527   5,187       3,000   SH   CALL   SOLE         NONE       3,000
BARRICK GOLD CORP             COM              067901108  12,730     275,000   SH          SOLE         NONE     275,000
BEBE STORES INC               COM              075571109   7,931   1,100,000   SH          SOLE         NONE   1,100,000
BLYTH INC                     COM NEW          09643P207   5,155     125,000   SH          SOLE         NONE     125,000
BOSTON SCIENTIFIC CORP        COM              101137107   1,533       2,500   SH   CALL   SOLE         NONE       2,500
BRINKER INTL INC              COM              109641100   7,544     400,000   SH          SOLE         NONE     400,000
CAMECO CORP                   COM              13321L108   5,546     200,000   SH          SOLE         NONE     200,000
CANADIAN NAT RES LTD          COM              136385101   7,612     220,000   SH          SOLE         NONE     220,000
CHINA-BIOTICS INC             COM              16937B109     550      50,000   SH          SOLE         NONE      50,000
CITIGROUP INC                 COM              172967101  29,325      75,000   SH   CALL   SOLE         NONE      75,000
CLEARWATER PAPER CORP         COM              18538R103  18,662     245,300   SH          SOLE         NONE     245,300
COMPUCREDIT HLDGS CORP        NOTE 3.625% 5/3  20478NAB6  19,760  26,000,000   PRN         SOLE         NONE  26,000,000
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN     23130A102 118,570      10,000   SH   PUT    SOLE         NONE      10,000
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302  49,647   1,300,000   SH          SOLE         NONE   1,300,000
E TRADE FINANCIAL CORP        COM NEW          269246401   7,285     500,000   SH          SOLE         NONE     500,000
E TRADE FINANCIAL CORP        COM NEW          269246401  14,570      10,000   SH   CALL   SOLE         NONE      10,000
EDUCATION MGMT CORP NEW       COM              28140M103  10,276     700,000   SH          SOLE         NONE     700,000
ENCANA CORP                   COM              292505104   4,535     150,000   SH          SOLE         NONE     150,000
GOLDCORP INC NEW              COM              380956409   4,352     100,000   SH          SOLE         NONE     100,000
GRAPHIC PACKAGING HLDG CO     COM              388689101  26,169   7,835,100   SH          SOLE         NONE   7,835,100
GREAT ATLANTIC & PAC TEA INC  COM              390064103   4,950   1,250,000   SH          SOLE         NONE   1,250,000
GREAT ATLANTIC & PAC TEA INC  NOTE 5.125% 6/1  390064AJ2  11,508  15,900,000   PRN         SOLE         NONE  15,900,000
HAWAIIAN HOLDINGS INC         COM              419879101   3,894     650,000   SH          SOLE         NONE     650,000
IMPERIAL SUGAR CO NEW         COM NEW          453096208   2,224     170,000   SH          SOLE         NONE     170,000
ISHARES TR                    FTSE XNHUA IDX   464287184  21,410       5,000   SH   PUT    SOLE         NONE       5,000
ISHARES TR                    BARCLYS 20+ YR   464287432  31,653       3,000   SH   PUT    SOLE         NONE       3,000
ISHARES TR                    RUSSELL 2000     464287655  23,625       3,500   SH   PUT    SOLE         NONE       3,500
ISHARES SILVER TRUST          ISHARES          46428Q109  20,458     960,000   SH          SOLE         NONE     960,000
ISHARES SILVER TRUST          ISHARES          46428Q109  10,655       5,000   SH   CALL   SOLE         NONE       5,000
LIBERTY GLOBAL INC            COM SER A        530555101   9,859     320,000   SH          SOLE         NONE     320,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708  12,986     200,000   SH          SOLE         NONE     200,000
LIZ CLAIBORNE INC             COM              539320101   1,824     300,000   SH          SOLE         NONE     300,000
MDS INC                       COM              55269P302  14,746   1,460,000   SH          SOLE         NONE   1,460,000
MANNKIND CORP                 NOTE 3.750% 12/1 56400PAA0   2,613   3,900,000   PRN         SOLE         NONE   3,900,000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  11,186     200,000   SH          SOLE         NONE     200,000
MCCLATCHY CO                  CL A             579489105   2,122     540,000   SH          SOLE         NONE     540,000
MICROSOFT CORP                COM              594918104   4,898     200,000   SH          SOLE         NONE     200,000
NOVAGOLD RES INC              COM NEW          66987E206   4,370     500,000   SH          SOLE         NONE     500,000
NOVELL INC                    COM              670006105  10,448   1,750,000   SH          SOLE         NONE   1,750,000
PACER INTL INC TENN           COM              69373H106   6,040   1,000,000   SH          SOLE         NONE   1,000,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104  12,268       2,500   SH   PUT    SOLE         NONE       2,500
RITE AID CORP                 COM              767754104   1,886   2,000,000   SH          SOLE         NONE   2,000,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  28,533       2,500   SH   PUT    SOLE         NONE       2,500
SPDR GOLD TRUST               GOLD SHS         78463V107  19,273     150,680   SH          SOLE         NONE     150,680
SPDR GOLD TRUST               GOLD SHS         78463V107  38,373       3,000   SH   CALL   SOLE         NONE       3,000
SATYAM COMPUTER SERVICES LTD  ADR              804098101     973     250,000   SH          SOLE         NONE     250,000
SAUER-DANFOSS INC             COM              804137107  13,715     644,200   SH          SOLE         NONE     644,200
TALBOTS INC                   *W EXP 04/09/201 874161110   1,750     624,999   SH   CALL   SOLE         NONE     624,999
TECUMSEH PRODS CO             CL A             878895200   4,817     420,000   SH          SOLE         NONE     420,000
TIVO INC                      COM              888706108   5,889     650,000   SH          SOLE         NONE     650,000
UNITED STATES NATL GAS FUND   UNIT             912318102   6,168      10,000   SH   CALL   SOLE         NONE      10,000
WASHINGTON POST CO            CL B             939640108   9,586      24,000   SH          SOLE         NONE      24,000
WELLCARE HEALTH PLANS INC     COM              94946T106   4,344     150,000   SH          SOLE         NONE     150,000
XEROX CORP                    COM              984121103   9,315     900,000   SH          SOLE         NONE     900,000
XEROX CORP                    COM              984121103   6,972       6,736   SH   CALL   SOLE         NONE       6,736
YAHOO INC                     COM              984332106   3,684     260,000   SH          SOLE         NONE     260,000